Total Capital and Net (Loss) Income Per Common Unit (Tables)	6 Months Ended
Jun. 30, 2018
Partners' Capital [Abstract]
Schedule of Net (Loss) Income Per Common Unit
Net (Loss) Income Per Common Unit

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Limited partners' interest in net (loss) income	(175,196)	(31,743)	(158,772)	(25,368)
Preferred units - periodic accretion	—	(809)	—	(1,609)
Limited partners' interest in (loss) income for basic net (loss) income per common unit	(175,196)	(32,552)	(158,772)	(26,977)
Weighted average number of common units	410,310,586	151,364,950	410,206,610	150,006,972
Dilutive effect of unit based compensation and warrants	—	—	—	—
Common units and common unit equivalents	410,310,586	151,364,950	410,206,610	150,006,972

Limited partners' interest in net (loss) income per common unit
- basic	(0.43)	(0.22)	(0.39)	(0.18)
- diluted	(0.43)	(0.22)	(0.39)	(0.18)